Intangible Assets, Net	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 11 – Intangible assets, net

Intangible assets consist of the following:

	June 30, 2021	June 30, 2020

Software	$13,345	$12,177
Securities license	967,729	967,729
Less: accumulated depreciation and amortization	(160,062)	(61,119)
Total	$821,012	$918,787

Amortization expense for the years ended June 30, 2021, 2020 and 2019 amounted to $98,447, $58,784 and $2,318 respectively.

The estimated amortization is as follows:

Twelve months ending June 30, 2021	Estimated amortization expense

2022	$99,442
2023	99,442
2024	96,995
2025	96,773
Thereafter	428,360
Total	$821,012